Schedule of investments
Macquarie VIP Pathfinder Moderately Aggressive Series
September 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 99.77%<<
Fixed Income Funds — 24.49%
Macquarie VIP Corporate Bond Series Service Class	20,184,862	$ 96,685,491
Macquarie VIP High Income Series Standard Class	852,125	2,522,290
Macquarie VIP Limited-Term Bond Series Service Class	4,885,600	22,962,319
		122,170,100
Global / International Equity Fund — 24.97%
Macquarie VIP International Core Equity Series Service Class	7,088,610	124,546,874
		124,546,874
US Equity Funds — 50.31%
Macquarie VIP Core Equity Series Service Class	6,140,277	87,253,332
Macquarie VIP Growth and Income Series Standard Class	611,748	21,135,886
Macquarie VIP Growth Series Service Class	6,192,150	64,274,521
Macquarie VIP Mid Cap Growth Series Standard Class	536,212	5,657,030
Macquarie VIP Small Cap Growth Series Standard Class	812,136	5,400,706
Macquarie VIP Smid Cap Core Series Service Class	1,895,140	24,598,920
Macquarie VIP Value Series Service Class	8,666,089	42,637,158
		250,957,553
Total Affiliated Mutual Funds (cost $539,910,802)		497,674,527

	Number of shares	Value (US $)

Short-Term Investments — 0.25%
Money Market Mutual Funds — 0.25%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.83%)	309,163	$ 309,163
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.83%)	309,163	309,163
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.89%)	309,164	309,164
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.83%)	309,163	309,163
Total Short-Term Investments (cost $1,236,653)		1,236,653

Total Value of Securities—100.02% (cost $541,147,455)		498,911,180
Liabilities Net of Receivables and Other Assets—(0.02%)		(112,388)
Net Assets Applicable to 117,491,473 Shares Outstanding—100.00%		$498,798,792
<<	Affiliated company.
NQ- IV048 [0924] 1124 (4018112)    1